Summarized Financial Information (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets		¥ 151,970		¥ 168,849		$ 21,732
Non-current assets		297,187		258,931		42,497
Current liabilities		86,328		80,953		12,344
Non-current liabilities		73,103		63,215		10,454
Noncontrolling interests		10,230		10,122		1,463
Trip.com Group, Ltd
Schedule of Equity Method Investments [Line Items]
Current assets	[1]	125,413		114,598		17,934
Non-current assets	[1]	145,165		129,702		20,758
Current liabilities	[1]	84,479		80,437		12,080
Non-current liabilities	[1]	16,120		23,736		2,305
Noncontrolling interests	[1]	1,752		984		251
Revenue	[1]	59,755	$ 8,545	50,875	¥ 39,212
Gross profit	[1]	48,233	6,897	41,515	31,902
Income (loss) from operations	[1]	15,540	2,222	14,073	8,887
Net income (loss)	[1]	31,304	4,476	16,378	10,740
Net income (loss) attributable to the investees	[1]	31,170	4,457	16,207	10,678
Equity Method Investments excluding Trip
Schedule of Equity Method Investments [Line Items]
Current assets	[2]	218,456		199,089		31,239
Non-current assets	[2]	16,741		18,844		2,394
Current liabilities	[2]	127,192		157,098		18,188
Non-current liabilities	[2]	56,743		7,692		8,114
Noncontrolling interests	[2]	1,721		1,654		$ 246
Revenue	[2]	46,892	6,705	38,029	20,830
Gross profit	[2]	20,105	2,875	15,160	8,402
Income (loss) from operations	[2]	3,638	520	(2,403)	(767)
Net income (loss)	[2]	2,660	380	(3,061)	(1,196)
Net income (loss) attributable to the investees	[2]	¥ 2,600	$ 372	¥ (3,051)	¥ (1,185)

[1]	The Group adopted a one-quarter lag in reporting for its share of equity earnings (losses) to Trip.
[2]	The Group adopted a one-quarter lag in reporting for its share of equity earnings (losses) to a majority of equity method investees excluding Trip.